Expected credit loss measurement - ECL for the period (Narrative) (Detail 1) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	$ 272	$ 268	$ 12	$ 540	$ 33
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)				187	(1)
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)				117	4
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)				200	24
Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)				$ 35	$ 6
Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	202
Positions that are not credit impaired | Update of the forward-looking scenarios
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	127
Positions that are not credit impaired | Effects of expert judgement overlays for Swiss large corporates, small and medium-sized entities, and remeasurements within the loan book
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	75
Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	70
Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	10
Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	19
Credit-impaired positions | Global Wealth Management | Single structured margin-lending position
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	9
Credit-impaired positions | Global Wealth Management | Various positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	10
Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	22
Credit-impaired positions | Investment Bank | Real estate investment trusts
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	(16)
Credit-impaired positions | Investment Bank | Various positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	38
Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	20
Credit-impaired positions | Group Functions | Energy-related exposures
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	$ 20